JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 44.2%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023 (a)		280,000	106,400

Australia — 0.7%
Australia & New Zealand Banking Group Ltd. 0.25%, 11/29/2022	EUR	350,000	391,546
Commonwealth Bank of Australia 0.38%, 4/24/2023 (a)	EUR	390,000	438,322
National Australia Bank Ltd. 0.88%, 11/16/2022 (a)	EUR	276,000	314,196
Transurban Finance Co. Pty. Ltd. 2.00%, 8/28/2025 (a)	EUR	150,000	179,287
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)		75,000	77,745

			1,401,096

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (a)		260,000	272,594

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020 (a)		200,000	200,375

Belgium — 0.5%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036		20,000	23,248
4.90%, 2/1/2046		85,000	101,969
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029		375,000	436,210
4.90%, 1/23/2031		95,000	113,684
Solvay Finance SA
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a)(b)(c)(d)	EUR	100,000	125,748
Solvay SA
(EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a)(b)(c)(d)	EUR	100,000	120,943

			921,802

Brazil — 0.9%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (e)		290,000	279,487
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024 (e)		200,000	231,750
JSL Europe SA 7.75%, 7/26/2024 (a)		200,000	214,075

Investments	Principal Amount	Value
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	265,000	283,384
Petrobras Global Finance BV
5.09%, 1/15/2030 (e)	119,000	124,296
6.90%, 3/19/2049	330,000	377,761
Votorantim Cimentos International SA
7.25%, 4/5/2041 (a)	200,000	251,313

		1,762,066

Canada — 0.7%
1011778 BC ULC
4.25%, 5/15/2024 (e)	25,000	25,563
5.00%, 10/15/2025 (e)	15,000	15,555
Advanz Pharma Corp. 8.00%, 9/6/2024	45,000	42,188
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (e)	13,000	13,423
Bombardier, Inc.
6.00%, 10/15/2022 (e)	10,000	10,025
7.50%, 12/1/2024 (e)	35,000	35,962
7.88%, 4/15/2027 (e)	37,000	37,221
Emera US Finance LP 3.55%, 6/15/2026	216,000	225,262
Encana Corp.
6.50%, 8/15/2034	100,000	116,993
6.50%, 2/1/2038	25,000	29,324
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (e)	36,000	36,810
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (e)	20,000	20,500
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (e)	16,000	16,640
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (e)	39,000	34,905
MEG Energy Corp.
6.38%, 1/30/2023 (e)	178,000	174,440
6.50%, 1/15/2025 (e)	25,000	25,986
NOVA Chemicals Corp.
4.88%, 6/1/2024 (e)	80,000	80,600
5.00%, 5/1/2025 (e)	19,000	19,095
5.25%, 6/1/2027 (e)	45,000	45,450
Open Text Corp. 5.88%, 6/1/2026 (e)	40,000	42,581
Precision Drilling Corp.
7.75%, 12/15/2023	65,000	61,587
7.13%, 1/15/2026 (e)	6,000	5,246
Quebecor Media, Inc. 5.75%, 1/15/2023	32,000	34,613
Stars Group Holdings BV 7.00%, 7/15/2026 (e)	14,000	15,120
TransCanada PipeLines Ltd. 5.10%, 3/15/2049	12,000	14,489

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Videotron Ltd.
5.38%, 6/15/2024 (e)		65,000	71,013
5.13%, 4/15/2027 (e)		40,000	42,474

			1,293,065

Chile — 0.1%
Kenbourne Invest SA 6.88%, 11/26/2024 (e)		200,000	202,500

China — 0.3%
China SCE Group Holdings Ltd. 7.25%, 4/19/2023 (a)		200,000	201,250
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021 (a)		200,000	140,000
New Metro Global Ltd. 6.50%, 4/23/2021 (a)		200,000	197,252

			538,502

Denmark — 0.3%
Danske Bank A/S 5.00%, 1/12/2022 (e)		200,000	209,907
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050 (a)	DKK	660,000	95,963
TDC A/S 5.00%, 3/2/2022 (f)	EUR	200,000	241,422

			547,292

Finland — 0.1%
Nokia OYJ
2.00%, 3/15/2024 (a)	EUR	100,000	114,972
4.38%, 6/12/2027		40,000	41,164

			156,136

France — 2.7%
Altice France SA
7.38%, 5/1/2026 (e)		200,000	213,500
3.38%, 1/15/2028 (e)	EUR	100,000	112,219
BPCE SA
3.00%, 5/22/2022 (e)		250,000	253,930
5.15%, 7/21/2024 (e)		600,000	658,369
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a)(b)	EUR	200,000	235,758
Burger King France SAS 6.00%, 5/1/2024 (a)	EUR	100,000	115,742
Casino Guichard Perrachon SA 4.56%, 1/25/2023 (a)(f)	EUR	100,000	108,252
Credit Agricole SA
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021 (a)(b)(c)(d)	EUR	300,000	356,157
2.38%, 7/1/2021 (e)		250,000	251,418
3.25%, 10/4/2024 (e)		376,000	388,179
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b)(c)(d)(e)		200,000	241,250
Elis SA

Investments		Principal Amount	Value
1.88%, 2/15/2023 (a)	EUR	300,000	343,398
2.88%, 2/15/2026 (a)	EUR	100,000	121,914
Europcar Mobility Group 4.13%, 11/15/2024 (a)	EUR	100,000	108,157
Faurecia SE 3.63%, 6/15/2023 (a)	EUR	100,000	112,178
La Financiere Atalian SASU 4.00%, 5/15/2024 (a)	EUR	200,000	164,204
Orano SA 3.13%, 3/20/2023 (a)	EUR	300,000	350,488
Picard Groupe SAS
(EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023 (a)(b)	EUR	100,000	107,150
Rexel SA
2.63%, 6/15/2024 (a)	EUR	300,000	336,754
2.75%, 6/15/2026 (a)	EUR	125,000	143,778
SPIE SA 3.13%, 3/22/2024 (a)	EUR	200,000	235,785
TOTAL SA
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (a)(b)(c)(d)	EUR	100,000	118,884
Vallourec SA
6.63%, 10/15/2022 (a)	EUR	100,000	95,482
2.25%, 9/30/2024 (a)	EUR	100,000	74,995

			5,247,941

Germany — 0.9%
CeramTec BondCo GmbH 5.25%, 12/15/2025 (a)	EUR	200,000	229,699
Deutsche Bank AG 4.25%, 10/14/2021		100,000	102,226
IHO Verwaltungs GmbH 3.75% (cash), 9/15/2026(a)(g)	EUR	225,000	258,352
K+S AG 3.25%, 7/18/2024 (a)	EUR	200,000	225,457
Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	225,000	255,627
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	100,000	112,935
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR	250,000	296,453
thyssenkrupp AG
1.38%, 3/3/2022 (a)	EUR	200,000	220,145
2.50%, 2/25/2025 (a)	EUR	100,000	110,758

			1,811,652

Greece — 0.5%
Alpha Bank AE 2.50%, 2/5/2023 (a)	EUR	780,000	912,745

Guatemala — 0.1%
Comunicaciones Celulares SA
6.88%, 2/6/2024 (a)		200,000	204,875

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Hong Kong — 0.2%
Melco Resorts Finance Ltd. 5.63%, 7/17/2027 (e)		200,000	207,125
Metropolitan Light Co. Ltd. 5.50%, 11/21/2022 (e)		178,000	182,672

			389,797

Indonesia — 0.4%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023 (e)		230,000	253,072
Pertamina Persero PT 3.65%, 7/30/2029 (e)		400,000	414,500

			667,572

Ireland — 0.9%
AerCap Ireland Capital DAC 4.63%, 7/1/2022		330,000	348,563
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (a)(b)	EUR	100,000	113,890
Ardagh Packaging Finance plc 6.75%, 5/15/2024 (a)	EUR	175,000	202,577
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (e)		126,000	130,649
4.38%, 5/1/2026 (e)		60,000	63,294
eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR	200,000	230,060
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (e)		129,000	141,178
Smurfit Kappa Acquisitions ULC 2.38%, 2/1/2024 (a)	EUR	350,000	413,588

			1,643,799

Italy — 1.3%
Banca Monte dei Paschi di Siena SpA 2.00%, 1/29/2024 (a)	EUR	410,000	478,176
Enel Finance International NV 3.50%, 4/6/2028 (e)		200,000	204,439
Leonardo SpA 4.88%, 3/24/2025	EUR	100,000	131,944
Rossini SARL 6.75%, 10/30/2025 (a)	EUR	250,000	306,094
Saipem Finance International BV 2.63%, 1/7/2025 (a)	EUR	250,000	290,842
Telecom Italia Capital SA 6.00%, 9/30/2034		30,000	32,096
Telecom Italia SpA
5.25%, 2/10/2022 (a)	EUR	100,000	121,887
3.25%, 1/16/2023 (a)	EUR	200,000	236,002
3.63%, 1/19/2024 (a)	EUR	225,000	271,158
3.63%, 5/25/2026 (a)	EUR	225,000	271,706
2.38%, 10/12/2027 (a)	EUR	150,000	167,456

			2,511,800

Investments		Principal Amount	Value
Japan — 0.1%
Sumitomo Mitsui Banking Corp. 0.55%, 11/6/2023 (a)	EUR	230,000	259,632

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027 (a)		355,000	386,839

Kuwait — 0.2%
Kuwait Projects Co. SPC Ltd. 4.50%, 2/23/2027 (a)		270,000	277,003

Luxembourg — 0.8%
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR	100,000	109,680
Altice Luxembourg SA
6.25%, 2/15/2025 (a)	EUR	150,000	170,724
8.00%, 5/15/2027 (a)	EUR	123,000	150,178
ARD Finance SA 5.00% (cash), 6/30/2027 (e)(g)	EUR	100,000	109,841
INEOS Group Holdings SA 5.63%, 8/1/2024 (e)		200,000	205,316
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		80,000	63,576
8.00%, 2/15/2024 (e)		110,000	112,200
8.50%, 10/15/2024 (e)		99,000	81,427
9.75%, 7/15/2025 (e)		120,000	100,800
Matterhorn Telecom SA 3.13%, 9/15/2026 (e)	EUR	100,000	111,612
SES SA
(EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (a)(b)(c)(d)	EUR	250,000	290,209

			1,505,563

Mexico — 0.2%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b)(c)(d)(e)		200,000	206,438
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b)(e)		200,000	197,250

			403,688

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (a)		200,000	250,313

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Netherlands — 1.0%
ABN AMRO Bank NV
(EUR Swap Annual 5 Year + 5.45%), 5.75%, 9/22/2020 (a)(b)(c)(d)	EUR	200,000	228,276
4.75%, 7/28/2025 (e)		200,000	216,778
ING Groep NV
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (b)	EUR	100,000	118,812
Promontoria Holding 264 BV 6.75%, 8/15/2023 (a)	EUR	100,000	98,611
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR	225,000	245,426
Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR	200,000	231,620
UPCB Finance IV Ltd. 4.00%, 1/15/2027 (a)	EUR	270,000	312,940
Ziggo Bond Co. BV 4.63%, 1/15/2025 (a)	EUR	200,000	226,420
Ziggo BV 4.25%, 1/15/2027 (a)	EUR	200,000	236,887

			1,915,770

Peru — 0.2%
Nexa Resources SA 5.38%, 5/4/2027 (a)		200,000	210,500
Southern Copper Corp. 5.88%, 4/23/2045		140,000	170,144

			380,644

Portugal — 0.2%
EDP — Energias de Portugal SA
(EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (a)(b)	EUR	100,000	116,693
EDP Finance BV 2.38%, 3/23/2023 (a)	EUR	200,000	236,424

			353,117

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022 (a)		200,000	202,313
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (a)		28,025	28,445

			230,758

Singapore — 0.2%
Oversea-Chinese Banking Corp. Ltd. 0.38%, 3/1/2023 (a)	EUR	390,000	437,570

Spain — 1.7%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)		250,000	274,687
Bankinter SA
(EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027 (a)(b)	EUR	100,000	114,510
CaixaBank SA

Investments		Principal Amount	Value
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a)(b)(c)(d)	EUR	200,000	244,324
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (a)(b)	EUR	200,000	232,609
Cellnex Telecom SA 2.88%, 4/18/2025 (a)	EUR	100,000	120,647
Cirsa Finance International SARL 6.25%, 12/20/2023 (a)	EUR	200,000	233,031
eDreams ODIGEO SA 5.50%, 9/1/2023 (a)	EUR	200,000	232,178
Grifols SA
1.63%, 2/15/2025 (e)	EUR	100,000	112,439
3.20%, 5/1/2025 (a)	EUR	200,000	225,983
2.25%, 11/15/2027 (e)	EUR	100,000	113,111
NorteGas Energia Distribucion SAU 2.07%, 9/28/2027 (a)	EUR	100,000	117,513
Repsol International Finance BV
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a)(b)	EUR	200,000	251,409
Telefonica Europe BV
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 3/15/2022 (a)(b)(c)(d)	EUR	400,000	464,568
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (a)(b)(c)(d)	EUR	200,000	225,979
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a)(b)(c)(d)	EUR	300,000	342,936

			3,305,924

Sweden — 0.6%
Stadshypotek AB
Series 1586, 4.50%, 9/21/2022 (a)	SEK	6,000,000	700,268
Telefonaktiebolaget LM Ericsson
1.88%, 3/1/2024 (a)	EUR	125,000	144,929
Verisure Midholding AB
5.75%, 12/1/2023 (a)	EUR	200,000	226,695
Volvo Car AB
2.00%, 1/24/2025 (a)	EUR	100,000	112,852

			1,184,744

Switzerland — 1.1%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b)(c)(d)(e)		650,000	726,375
4.28%, 1/9/2028 (e)		250,000	271,854

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	100,000	113,100
Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (a)(f)	GBP	100,000	142,408
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (a)(b)(c)(d)	EUR	600,000	720,643
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a)(b)(c)(d)		200,000	225,842

			2,200,222

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)		200,000	206,750

Turkey — 0.1%
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (a)		210,000	211,969

United Arab Emirates — 0.0% (h)
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (e)		79,000	66,734

United Kingdom — 2.8%
BAT Capital Corp.
3.56%, 8/15/2027		270,000	275,058
4.39%, 8/15/2037		315,000	311,512
4.54%, 8/15/2047		130,000	126,576
CPUK Finance Ltd. 4.25%, 8/28/2022 (a)	GBP	100,000	131,269
EC Finance plc 2.38%, 11/15/2022 (a)	EUR	300,000	333,052
eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR	200,000	218,156
Fiat Chrysler Finance Europe SA
4.75%, 3/22/2021 (a)	EUR	100,000	116,740
4.75%, 7/15/2022 (a)	EUR	100,000	122,750
HSBC Holdings plc
3.40%, 3/8/2021		280,000	284,415
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)		245,000	256,049
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b)(c)(d)		200,000	215,250
Iceland Bondco plc 4.63%, 3/15/2025 (a)	GBP	100,000	109,568
Lloyds Banking Group plc 4.58%, 12/10/2025		200,000	214,584
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (b)(c)(d)		200,000	215,876

Investments		Principal Amount	Value
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)		235,000	239,967
6.10%, 6/10/2023		30,000	32,857
Santander UK Group Holdings plc 3.57%, 1/10/2023		400,000	408,611
Sky Ltd.
1.50%, 9/15/2021 (a)	EUR	200,000	226,625
2.25%, 11/17/2025 (a)	EUR	200,000	245,705
Standard Chartered plc
(USD Swap Semi 5 Year + 5.72%), 7.75%, 4/2/2023 (b)(c)(d)(e)		200,000	219,500
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (a)	EUR	200,000	230,210
Virgin Media Finance plc 4.50%, 1/15/2025 (a)	EUR	200,000	225,516
Vodafone Group plc
4.88%, 6/19/2049		121,000	137,087
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a)(b)	EUR	400,000	459,451

			5,356,384

United States — 23.6%
Abbott Ireland Financing DAC 1.50%, 9/27/2026 (a)	EUR	200,000	236,794
AbbVie, Inc.
3.60%, 5/14/2025		250,000	262,083
2.95%, 11/21/2026 (e)		200,000	201,982
4.05%, 11/21/2039 (e)		100,000	104,221
4.45%, 5/14/2046		50,000	53,734
4.25%, 11/21/2049 (e)		70,000	73,523
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		54,000	56,160
ACCO Brands Corp. 5.25%, 12/15/2024 (e)		120,000	124,500
ACE Cash Express, Inc. 12.00%, 12/15/2022 (e)		23,000	21,275
ADT Security Corp. (The) 4.13%, 6/15/2023		74,000	75,850
AES Corp. 5.50%, 4/15/2025		15,000	15,543
Ahern Rentals, Inc. 7.38%, 5/15/2023 (e)		30,000	23,400
Air Lease Corp.
3.25%, 3/1/2025		45,000	46,180
3.25%, 10/1/2029		140,000	139,011
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (e)		70,000	60,900
AK Steel Corp.
6.38%, 10/15/2025		20,000	16,908
7.00%, 3/15/2027		18,000	15,603

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Albertsons Cos., Inc.
6.63%, 6/15/2024		124,000	130,078
5.75%, 3/15/2025		25,000	25,500
Allison Transmission, Inc.
5.00%, 10/1/2024 (e)		20,000	20,475
4.75%, 10/1/2027 (e)		50,000	51,375
Ally Financial, Inc. 4.63%, 5/19/2022		174,000	181,913
Altria Group, Inc.
1.70%, 6/15/2025	EUR	300,000	339,560
2.20%, 6/15/2027	EUR	250,000	288,870
4.80%, 2/14/2029		240,000	265,346
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		137,000	127,410
5.88%, 11/15/2026		12,000	10,800
6.13%, 5/15/2027		18,000	16,200
AMC Networks, Inc. 5.00%, 4/1/2024		119,000	119,446
American Airlines Group, Inc. 5.00%, 6/1/2022 (e)		15,000	15,672
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		241,000	244,012
6.25%, 4/1/2025		11,000	11,179
6.50%, 4/1/2027		7,000	7,035
American Tower Corp.
REIT, 5.00%, 2/15/2024		570,000	627,174
REIT, 1.38%, 4/4/2025	EUR	140,000	161,741
American Woodmark Corp. 4.88%, 3/15/2026 (e)		95,000	96,596
AmeriGas Partners LP 5.50%, 5/20/2025		35,000	37,458
Amkor Technology, Inc. 6.63%, 9/15/2027 (e)		12,000	13,110
AMN Healthcare, Inc. 5.13%, 10/1/2024 (e)		21,000	21,682
Amsted Industries, Inc.
5.38%, 9/15/2024 (e)		4,000	4,105
5.63%, 7/1/2027 (e)		9,000	9,495
Antero Resources Corp. 5.13%, 12/1/2022		134,000	108,875
Aramark International Finance SARL 3.13%, 4/1/2025 (a)	EUR	100,000	113,210
Arconic, Inc. 5.90%, 2/1/2027		60,000	68,150
AT&T, Inc.
2.95%, 7/15/2026		42,000	42,574
4.75%, 5/15/2046		75,000	83,960
Avantor, Inc. 6.00%, 10/1/2024 (e)		200,000	214,250
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (e)		45,000	46,856
5.25%, 3/15/2025 (e)		132,000	135,465

Investments		Principal Amount	Value
5.75%, 7/15/2027 (e)		14,000	14,445
Avis Budget Finance plc 4.13%, 11/15/2024 (a)	EUR	100,000	113,214
B&G Foods, Inc. 5.25%, 4/1/2025		49,000	49,490
Ball Corp. 4.38%, 12/15/2023	EUR	150,000	188,821
Bank of America Corp.
2.63%, 4/19/2021		270,000	272,379
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (b)		180,000	181,221
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)		810,000	827,003
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b)(c)(d)		230,000	263,350
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)		295,000	311,215
Series L, 4.18%, 11/25/2027		180,000	194,971
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (b)(c)(d)		335,000	370,098
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (e)		74,000	75,943
4.50%, 5/15/2023 (a)	EUR	100,000	111,557
5.88%, 5/15/2023 (e)		109,000	110,362
7.00%, 3/15/2024 (e)		100,000	104,625
6.13%, 4/15/2025 (e)		525,000	545,984
5.50%, 11/1/2025 (e)		68,000	71,060
Becton Dickinson and Co. 1.40%, 5/24/2023	EUR	100,000	113,966
Belden, Inc. 3.38%, 7/15/2027 (a)	EUR	100,000	114,294
Berry Global, Inc.
5.13%, 7/15/2023		25,000	25,656
4.50%, 2/15/2026 (e)		13,000	13,218
5.63%, 7/15/2027 (e)		10,000	10,650
Big River Steel LLC 7.25%, 9/1/2025 (e)		10,000	10,314
Blue Racer Midstream LLC 6.13%, 11/15/2022 (e)		80,000	72,176
Boeing Co. (The) 3.50%, 3/1/2039		135,000	141,046
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (e)		13,000	13,439

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Boston Scientific Corp.
3.75%, 3/1/2026	110,000	118,456
4.00%, 3/1/2029	280,000	311,772
Boyd Gaming Corp.
6.88%, 5/15/2023	80,000	82,750
6.38%, 4/1/2026	58,000	61,915
Boyne USA, Inc. 7.25%, 5/1/2025 (e)	28,000	30,380
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	13,000	10,140
Brink’s Co. (The) 4.63%, 10/15/2027 (e)	42,000	43,155
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (e)	242,000	249,510
3.40%, 7/26/2029 (e)	310,000	332,927
4.25%, 10/26/2049 (e)	85,000	100,887
Broadcom, Inc. 4.25%, 4/15/2026 (e)	175,000	183,321
Buckeye Partners LP
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (b)	45,000	33,637
BWX Technologies, Inc. 5.38%, 7/15/2026 (e)	10,000	10,550
Cablevision Systems Corp. 5.88%, 9/15/2022	20,000	21,550
Callon Petroleum Co. 6.13%, 10/1/2024	38,000	36,100
Calpine Corp. 5.25%, 6/1/2026 (e)	69,000	72,114
Capital One Financial Corp. 3.80%, 1/31/2028	180,000	191,005
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	47,000	45,237
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (e)	35,000	36,094
CCO Holdings LLC
5.13%, 2/15/2023	12,000	12,195
5.88%, 4/1/2024 (e)	144,000	150,120
5.75%, 2/15/2026 (e)	501,000	529,161
5.13%, 5/1/2027 (e)	160,000	169,600
5.00%, 2/1/2028 (e)	105,000	110,513
5.38%, 6/1/2029 (e)	16,000	17,140
4.75%, 3/1/2030 (e)	36,000	36,990
CDK Global, Inc. 5.25%, 5/15/2029 (e)	35,000	37,105
Cedar Fair LP 5.25%, 7/15/2029 (e)	4,000	4,270
Centene Corp. 6.13%, 2/15/2024	48,000	49,890
Central Garden & Pet Co.
6.13%, 11/15/2023	20,000	20,650
5.13%, 2/1/2028	95,000	98,562

Investments		Principal Amount	Value
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022		80,000	84,300
Series W, 6.75%, 12/1/2023		80,000	89,000
CF Industries, Inc. 4.50%, 12/1/2026 (e)		190,000	207,627
Charter Communications Operating LLC
4.91%, 7/23/2025		279,000	305,869
5.38%, 5/1/2047		188,000	209,283
Chemours Co. (The)
6.63%, 5/15/2023		40,000	39,400
7.00%, 5/15/2025		43,000	39,775
4.00%, 5/15/2026	EUR	100,000	97,608
Cheniere Energy Partners LP 5.25%, 10/1/2025		30,000	30,900
Chesapeake Energy Corp. 8.00%, 6/15/2027		134,000	63,985
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (e)		29,000	27,151
8.00%, 10/15/2025 (e)		4,000	3,650
Cinemark USA, Inc. 4.88%, 6/1/2023		15,000	15,225
CITGO Petroleum Corp. 6.25%, 8/15/2022 (e)		27,000	27,304
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022 (b)		376,000	380,054
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)		100,000	101,790
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b)(c)(d)		190,000	206,815
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b)(c)(d)		200,000	227,000
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (e)		85,000	93,632
Clearwater Paper Corp. 4.50%, 2/1/2023		37,000	37,057
Clearway Energy Operating LLC 5.00%, 9/15/2026		44,000	45,540
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (e)		15,000	15,431
5.75%, 3/1/2025		3,000	2,996
CNO Financial Group, Inc. 5.25%, 5/30/2025		15,000	16,615

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CNX Midstream Partners LP 6.50%, 3/15/2026 (e)		20,000	18,250
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (e)		25,000	26,062
Comcast Corp.
3.95%, 10/15/2025		250,000	272,717
4.60%, 8/15/2045		105,000	127,150
4.70%, 10/15/2048		120,000	148,915
3.45%, 2/1/2050		160,000	164,070
Commercial Metals Co. 4.88%, 5/15/2023		15,000	15,525
CommScope Technologies LLC 6.00%, 6/15/2025 (e)		289,000	278,885
CommScope, Inc. 8.25%, 3/1/2027 (e)		48,000	48,238
Community Health Systems, Inc.
5.13%, 8/1/2021		33,000	32,752
6.25%, 3/31/2023		21,000	20,738
8.63%, 1/15/2024 (e)		37,000	38,110
8.13%, 6/30/2024 (e)		34,000	26,520
Concho Resources, Inc. 3.75%, 10/1/2027		53,000	54,875
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (e)		21,000	17,587
Constellium SE 4.25%, 2/15/2026 (a)	EUR	200,000	229,285
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (e)		105,000	90,825
Coty, Inc. 6.50%, 4/15/2026 (e)		50,000	51,625
Covanta Holding Corp. 5.88%, 7/1/2025		14,000	14,630
Crestwood Midstream Partners LP 5.75%, 4/1/2025		30,000	30,159
Crown Americas LLC 4.25%, 9/30/2026		74,000	76,590
Crown European Holdings SA
4.00%, 7/15/2022 (a)	EUR	350,000	415,998
2.63%, 9/30/2024 (a)	EUR	125,000	145,917
CSC Holdings LLC
5.25%, 6/1/2024		215,000	231,125
6.63%, 10/15/2025 (e)		210,000	223,419
CSX Corp. 3.35%, 9/15/2049		110,000	108,362
Curo Group Holdings Corp. 8.25%, 9/1/2025 (e)		110,000	97,350
CVR Partners LP 9.25%, 6/15/2023 (e)		98,000	102,165
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (e)		105,000	110,906
Darling Global Finance BV 3.63%, 5/15/2026 (a)	EUR	125,000	145,244

Investments	Principal Amount	Value
DaVita, Inc. 5.13%, 7/15/2024	82,000	84,152
DCP Midstream Operating LP 3.88%, 3/15/2023	74,000	75,110
Delek Logistics Partners LP 6.75%, 5/15/2025	29,000	29,000
Dell International LLC
7.13%, 6/15/2024 (e)	37,000	39,128
6.02%, 6/15/2026 (e)	270,000	308,538
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	15,000	12,000
Diamond Sports Group LLC
5.38%, 8/15/2026 (e)	24,000	24,360
6.63%, 8/15/2027 (e)	9,000	8,772
DISH DBS Corp.
6.75%, 6/1/2021	10,000	10,536
5.88%, 7/15/2022	92,000	96,140
5.00%, 3/15/2023	100,000	100,750
5.88%, 11/15/2024	415,000	414,481
7.75%, 7/1/2026	100,000	103,559
Dole Food Co., Inc. 7.25%, 6/15/2025 (e)	39,000	37,050
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023 (e)	60,000	62,850
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026 (e)	13,000	14,170
Edison International
3.55%, 11/15/2024	150,000	151,052
Eldorado Resorts, Inc.
7.00%, 8/1/2023	40,000	41,800
Embarq Corp.
8.00%, 6/1/2036	70,000	70,336
Encompass Health Corp.
5.75%, 11/1/2024	70,000	70,962
5.75%, 9/15/2025	105,000	110,250
Energizer Holdings, Inc.
5.50%, 6/15/2025 (e)	70,000	72,537
EnLink Midstream Partners LP
4.40%, 4/1/2024	20,000	18,400
4.15%, 6/1/2025	20,000	17,650
5.60%, 4/1/2044	20,000	14,000
Entegris, Inc.
4.63%, 2/10/2026 (e)	65,000	67,176
Entercom Media Corp.
7.25%, 11/1/2024 (e)	20,000	21,100
Enterprise Development Authority (The)
12.00%, 7/15/2024 (e)	63,000	71,505
Envision Healthcare Corp.
8.75%, 10/15/2026 (e)	93,000	37,897
EP Energy LLC
9.38%, 5/1/2024 (e)(i)	40,000	500

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
8.00%, 11/29/2024 (e)(i)		37,000	14,430
7.75%, 5/15/2026 (e)(i)		36,000	24,120
Equinix, Inc. REIT, 5.88%, 1/15/2026		115,000	121,900
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (e)		130,000	134,225
REIT, 4.63%, 10/1/2027 (e)		18,000	18,090
Exela Intermediate LLC 10.00%, 7/15/2023 (e)		56,000	20,020
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (e)		32,000	33,920
FirstCash, Inc. 5.38%, 6/1/2024 (e)		15,000	15,544
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027		295,000	316,181
Fox Corp.
4.03%, 1/25/2024 (e)		90,000	95,703
4.71%, 1/25/2029 (e)		40,000	45,397
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		59,000	59,295
3.88%, 3/15/2023		25,000	25,510
Frontier Communications Corp.
7.63%, 4/15/2024		15,000	7,012
6.88%, 1/15/2025		35,000	15,925
8.50%, 4/1/2026 (e)		161,000	158,988
GCI LLC 6.88%, 4/15/2025		90,000	93,937
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		600,000	645,582
General Electric Co. 1.50%, 5/17/2029	EUR	100,000	113,475
General Motors Co. 5.15%, 4/1/2038		30,000	30,669
General Motors Financial Co., Inc. 4.00%, 1/15/2025		330,000	341,936
Genesis Energy LP 5.63%, 6/15/2024		35,000	31,587
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		100,000	83,750
Gilead Sciences, Inc. 4.00%, 9/1/2036		20,000	22,464
Global Partners LP 7.00%, 6/15/2023		25,000	25,625
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (b)		205,000	208,255
(ICE LIBOR USD 3 Month + 1.60%), 3.51%, 11/29/2023 (b)		130,000	134,482

Investments	Principal Amount	Value
3.85%, 1/26/2027	159,000	169,184
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (b)	67,000	71,689
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	94,000	96,667
4.88%, 3/15/2027	21,000	21,367
Gray Television, Inc. 7.00%, 5/15/2027 (e)	60,000	66,450
Gulfport Energy Corp. 6.00%, 10/15/2024	78,000	53,407
H&E Equipment Services, Inc. 5.63%, 9/1/2025	15,000	15,769
Hanesbrands, Inc. 4.88%, 5/15/2026 (e)	51,000	54,253
HCA Healthcare, Inc. 6.25%, 2/15/2021	15,000	15,712
HCA, Inc.
5.88%, 5/1/2023	82,000	90,405
5.38%, 2/1/2025	130,000	143,650
5.88%, 2/15/2026	440,000	496,650
5.63%, 9/1/2028	119,000	134,470
Herc Holdings, Inc. 5.50%, 7/15/2027 (e)	19,000	19,879
Hertz Corp. (The)
7.63%, 6/1/2022 (e)	4,000	4,160
5.50%, 10/15/2024 (e)	228,000	231,420
7.13%, 8/1/2026 (e)	15,000	15,975
Hilcorp Energy I LP
5.00%, 12/1/2024 (e)	23,000	20,479
6.25%, 11/1/2028 (e)	25,000	21,031
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (e)	15,000	15,638
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	12,000	12,630
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	15,000	16,275
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	88,000	90,420
4.88%, 4/1/2027	33,000	34,980
Holly Energy Partners LP 6.00%, 8/1/2024 (e)	16,000	16,722
Hologic, Inc. 4.38%, 10/15/2025 (e)	15,000	15,450
Home Depot, Inc. (The) 2.95%, 6/15/2029	70,000	73,140
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	15,000	16,462
Icahn Enterprises LP 6.38%, 12/15/2025	25,000	26,437
IHS Markit Ltd. 4.00%, 3/1/2026 (e)	21,000	22,299

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Infor US, Inc. 6.50%, 5/15/2022		141,000	143,651
International Game Technology plc 4.75%, 2/15/2023 (a)	EUR	200,000	241,515
IQVIA, Inc.
3.50%, 10/15/2024 (a)	EUR	250,000	280,615
3.25%, 3/15/2025 (a)	EUR	200,000	225,042
IRB Holding Corp. 6.75%, 2/15/2026 (e)		39,000	40,706
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		58,000	58,766
REIT, 3.00%, 1/15/2025 (a)	EUR	100,000	113,037
ITC Holdings Corp. 3.35%, 11/15/2027		140,000	146,791
Jack Ohio Finance LLC 6.75%, 11/15/2021 (e)		40,000	40,800
James Hardie International Finance DAC 4.75%, 1/15/2025 (e)		200,000	206,940
JBS USA LUX SA
5.88%, 7/15/2024 (e)		7,000	7,197
5.75%, 6/15/2025 (e)		6,000	6,248
6.75%, 2/15/2028 (e)		80,000	88,075
6.50%, 4/15/2029 (e)		43,000	47,622
JELD-WEN, Inc. 4.63%, 12/15/2025 (e)		70,000	70,613
Kaiser Aluminum Corp. 5.88%, 5/15/2024		10,000	10,400
Kennedy-Wilson, Inc. 5.88%, 4/1/2024		14,000	14,379
Kroger Co. (The) 2.65%, 10/15/2026		135,000	135,224
L Brands, Inc.
5.63%, 10/15/2023		45,000	47,869
5.25%, 2/1/2028		18,000	16,695
L3Harris Technologies, Inc. 4.85%, 4/27/2035		185,000	219,474
Lamar Media Corp. 5.75%, 2/1/2026		50,000	53,173
Lennar Corp. 5.88%, 11/15/2024		48,000	53,520
Level 3 Financing, Inc.
5.38%, 5/1/2025		25,000	25,875
5.25%, 3/15/2026		61,000	63,516
Level 3 Parent LLC 5.75%, 12/1/2022		175,000	175,000
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (e)		15,000	15,292
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (e)		19,000	20,235
LKQ Italia Bondco SpA
3.88%, 4/1/2024 (a)	EUR	100,000	123,126

Investments	Principal Amount	Value
Lowe’s Cos., Inc. 3.65%, 4/5/2029	74,000	79,315
LPL Holdings, Inc. 5.75%, 9/15/2025 (e)	38,000	40,155
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	29,000	31,538
4.75%, 1/15/2028 (e)	3,000	3,075
Martin Midstream Partners LP 7.25%, 2/15/2021	46,000	41,408
MasTec, Inc. 4.88%, 3/15/2023	34,000	34,425
Matador Resources Co. 5.88%, 9/15/2026	21,000	20,738
Mattel, Inc.
3.15%, 3/15/2023	10,000	9,750
6.75%, 12/31/2025 (e)	170,000	178,075
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (e)	75,000	76,687
Meredith Corp. 6.88%, 2/1/2026	35,000	35,963
MetLife, Inc. 6.40%, 12/15/2036	20,000	24,496
MGM Resorts International
6.00%, 3/15/2023	315,000	346,500
4.63%, 9/1/2026	55,000	57,876
Midcontinent Communications 5.38%, 8/15/2027 (e)	9,000	9,444
Morgan Stanley
3.70%, 10/23/2024	360,000	381,215
3.63%, 1/20/2027	200,000	213,194
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	15,000	16,117
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	240,000	264,483
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (e)	79,000	71,693
MSCI, Inc. 5.38%, 5/15/2027 (e)	34,000	36,423
MTS Systems Corp. 5.75%, 8/15/2027 (e)	14,000	14,595
Nabors Industries, Inc.
5.10%, 9/15/2023	9,000	7,200
5.75%, 2/1/2025	90,000	70,200
Nationstar Mortgage LLC
6.50%, 7/1/2021	2,000	2,008
6.50%, 6/1/2022	45,000	45,113
NCR Corp.
5.75%, 9/1/2027 (e)	15,000	15,535
6.13%, 9/1/2029 (e)	15,000	15,825

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Netflix, Inc.
4.38%, 11/15/2026		70,000	70,927
3.63%, 5/15/2027	EUR	100,000	116,929
4.88%, 4/15/2028		65,000	66,578
5.88%, 11/15/2028		10,000	10,925
New Albertsons LP 8.00%, 5/1/2031		103,000	104,287
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (e)		10,000	10,275
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (e)		110,000	110,137
5.00%, 2/1/2025 (e)		30,000	30,113
Nielsen Finance LLC 5.00%, 4/15/2022 (e)		38,000	38,238
Noble Energy, Inc. 3.85%, 1/15/2028		410,000	426,033
Noble Holding International Ltd.
7.88%, 2/1/2026 (e)		53,000	33,258
5.25%, 3/15/2042		12,000	3,600
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023 (g)		20,704	21,222
Novelis Corp. 5.88%, 9/30/2026 (e)		74,000	77,515
NRG Energy, Inc. 6.63%, 1/15/2027		45,000	48,713
Nuance Communications, Inc. 5.63%, 12/15/2026		50,000	53,125
NuStar Logistics LP 5.63%, 4/28/2027		30,000	30,975
Oasis Petroleum, Inc.
6.88%, 1/15/2023		125,000	114,687
6.25%, 5/1/2026 (e)		33,000	23,678
Occidental Petroleum Corp.
2.90%, 8/15/2024		340,000	341,881
3.40%, 4/15/2026		340,000	345,864
Outfront Media Capital LLC 5.88%, 3/15/2025		75,000	77,310
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (e)		9,000	8,505
Party City Holdings, Inc. 6.63%, 8/1/2026 (e)		47,000	28,200
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (e)		20,000	20,600
PBF Holding Co. LLC 7.25%, 6/15/2025		22,000	23,265
Peabody Energy Corp. 6.00%, 3/31/2022 (e)		20,000	19,500
Penske Automotive Group, Inc.
5.75%, 10/1/2022		35,000	35,381
5.50%, 5/15/2026		48,000	50,400
PetSmart, Inc. 5.88%, 6/1/2025 (e)		101,000	98,980

Investments	Principal Amount	Value
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (e)	63,000	65,363
Plantronics, Inc. 5.50%, 5/31/2023 (e)	53,000	49,852
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (e)(g)	25,000	20,744
Post Holdings, Inc.
5.00%, 8/15/2026 (e)	63,000	66,149
5.75%, 3/1/2027 (e)	50,000	53,563
5.63%, 1/15/2028 (e)	50,000	53,375
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (e)	18,000	18,923
5.25%, 4/15/2024 (e)	16,000	16,480
5.75%, 4/15/2026 (e)	16,000	16,712
QEP Resources, Inc.
5.38%, 10/1/2022	38,000	37,145
5.63%, 3/1/2026	5,000	4,537
Qorvo, Inc. 5.50%, 7/15/2026	52,000	55,315
Quicken Loans, Inc. 5.75%, 5/1/2025 (e)	53,000	55,047
Radian Group, Inc. 4.50%, 10/1/2024	25,000	26,313
Rain CII Carbon LLC 7.25%, 4/1/2025 (e)	50,000	48,375
Realty Income Corp. REIT, 3.00%, 1/15/2027	170,000	174,749
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (e)	21,000	22,890
8.25%, 11/15/2026 (e)	9,000	10,069
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	72,683	72,770
Rite Aid Corp. 6.13%, 4/1/2023 (e)	80,000	66,200
Rockwell Collins, Inc.
3.70%, 12/15/2023	325,000	341,458
3.20%, 3/15/2024	400,000	415,820
3.50%, 3/15/2027	340,000	362,611
Roper Technologies, Inc. 3.80%, 12/15/2026	280,000	299,020
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027 (e)	9,000	9,270
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (e)	315,000	331,584
3.90%, 5/17/2028 (e)	120,000	127,109
Scientific Games International, Inc.
10.00%, 12/1/2022	16,000	16,424
5.00%, 10/15/2025 (e)	87,000	90,874
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029 (e)	30,000	30,300

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Sealed Air Corp. 5.13%, 12/1/2024 (e)		94,000	101,403
SemGroup Corp. 5.63%, 11/15/2023		58,000	59,450
Sempra Energy 3.80%, 2/1/2038		145,000	149,347
Sensata Technologies BV
4.88%, 10/15/2023 (e)		85,000	90,100
5.00%, 10/1/2025 (e)		14,000	15,155
Service Corp. International 7.50%, 4/1/2027		70,000	85,400
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023		225,000	228,990
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	200,000	225,384
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (e)		176,000	181,280
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (e)		10,000	10,150
4.63%, 7/15/2024 (e)		12,000	12,570
5.38%, 4/15/2025 (e)		93,000	96,255
5.38%, 7/15/2026 (e)		2,000	2,112
5.00%, 8/1/2027 (e)		12,000	12,630
5.50%, 7/1/2029 (e)		14,000	15,033
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (e)		10,000	10,350
5.50%, 4/15/2027 (e)		7,000	7,315
Solera LLC 10.50%, 3/1/2024 (e)		45,000	46,856
Southwestern Energy Co. 6.20%, 1/23/2025(f)		87,000	75,692
Spectrum Brands, Inc.
5.75%, 7/15/2025		90,000	94,246
5.00%, 10/1/2029 (e)		5,000	5,100
Springleaf Finance Corp.
5.63%, 3/15/2023		60,000	64,275
7.13%, 3/15/2026		32,000	36,880
Sprint Capital Corp. 8.75%, 3/15/2032		202,000	240,885
Sprint Corp.
7.88%, 9/15/2023		173,000	190,192
7.13%, 6/15/2024		80,000	86,200
7.63%, 2/15/2025		376,000	411,833
SPX FLOW, Inc. 5.63%, 8/15/2024 (e)		50,000	52,125
SS&C Technologies, Inc. 5.50%, 9/30/2027 (e)		85,000	90,946
Standard Industries, Inc.
6.00%, 10/15/2025 (e)		24,000	25,110
4.75%, 1/15/2028 (e)		60,000	61,950
Staples, Inc.
7.50%, 4/15/2026 (e)		85,000	88,931

Investments	Principal Amount	Value
10.75%, 4/15/2027 (e)	46,000	47,385
Station Casinos LLC 5.00%, 10/1/2025 (e)	21,000	21,315
Steel Dynamics, Inc. 5.00%, 12/15/2026	25,000	26,545
Summit Materials LLC 6.13%, 7/15/2023	20,000	20,350
Summit Midstream Holdings LLC
5.50%, 8/15/2022	20,000	17,300
5.75%, 4/15/2025	20,000	15,100
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	130,000	134,423
Sunoco LP
4.88%, 1/15/2023	20,000	20,450
5.50%, 2/15/2026	15,000	15,506
6.00%, 4/15/2027	22,000	23,312
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (e)	28,000	27,265
Targa Resources Partners LP
4.25%, 11/15/2023	62,000	62,542
6.75%, 3/15/2024	170,000	176,588
Team Health Holdings, Inc. 6.38%, 2/1/2025 (e)	53,000	28,090
TEGNA, Inc. 6.38%, 10/15/2023	75,000	77,344
Tempur Sealy International, Inc.
5.63%, 10/15/2023	110,000	113,300
5.50%, 6/15/2026	50,000	52,500
Tenet Healthcare Corp.
8.13%, 4/1/2022	145,000	158,412
6.75%, 6/15/2023	70,000	75,600
4.63%, 9/1/2024 (e)	6,000	6,195
5.13%, 5/1/2025	75,000	77,063
4.88%, 1/1/2026 (e)	30,000	31,163
6.25%, 2/1/2027 (e)	35,000	37,450
5.13%, 11/1/2027 (e)	96,000	100,320
Tennant Co. 5.63%, 5/1/2025	33,000	34,403
Tenneco, Inc. 5.00%, 7/15/2026	65,000	55,754
Terex Corp. 5.63%, 2/1/2025 (e)	65,000	65,924
Terraform Global Operating LLC 6.13%, 3/1/2026 (e)	10,000	10,400
TerraForm Power Operating LLC
4.25%, 1/31/2023 (e)	17,000	17,290
5.00%, 1/31/2028 (e)	21,000	21,827
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	475,000	487,895
T-Mobile USA, Inc.
6.50%, 1/15/2024 ‡	150,000	—
6.00%, 4/15/2024 ‡	328,000	—

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
6.38%, 3/1/2025		79,000	81,962
6.50%, 1/15/2026 ‡		160,000	—
6.50%, 1/15/2026		375,000	401,250
4.50%, 2/1/2026		50,000	51,313
TransDigm, Inc. 6.25%, 3/15/2026 (e)		70,000	75,163
Transocean Pontus Ltd. 6.13%, 8/1/2025 (e)		18,690	18,905
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (e)		10,000	10,200
Transocean Proteus Ltd. 6.25%, 12/1/2024 (e)		36,000	36,360
Transocean, Inc.
9.00%, 7/15/2023 (e)		25,000	25,507
7.50%, 1/15/2026 (e)		55,000	49,382
7.50%, 4/15/2031		9,000	5,998
6.80%, 3/15/2038		36,000	22,206
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (e)		28,000	28,036
Triumph Group, Inc. 7.75%, 8/15/2025		75,000	78,000
Tronox Finance plc 5.75%, 10/1/2025 (e)		8,000	7,900
Tronox, Inc. 6.50%, 4/15/2026 (e)		19,000	19,143
UGI International LLC 3.25%, 11/1/2025 (a)	EUR	150,000	172,790
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(g)		127,428	19,404
Union Pacific Corp.
3.15%, 3/1/2024		130,000	135,326
4.30%, 3/1/2049		100,000	116,197
United Airlines Holdings, Inc.
5.00%, 2/1/2024		25,000	26,500
4.88%, 1/15/2025		13,000	13,715
United Rentals North America, Inc.
6.50%, 12/15/2026		30,000	32,748
5.50%, 5/15/2027		289,000	308,508
United States Cellular Corp. 6.70%, 12/15/2033		90,000	98,072
United States Steel Corp.
6.88%, 8/15/2025		9,000	8,438
6.25%, 3/15/2026		28,000	24,080
United Technologies Corp.
3.95%, 8/16/2025		125,000	135,901
4.13%, 11/16/2028		150,000	168,885
3.75%, 11/1/2046		115,000	126,363
Uniti Group LP REIT, 6.00%, 4/15/2023 (e)		85,000	80,112
Verizon Communications, Inc.

Investments		Principal Amount	Value
4.33%, 9/21/2028		230,000	260,868
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023		115,000	125,063
Vista Outdoor, Inc. 5.88%, 10/1/2023		85,000	80,963
Vistra Energy Corp. 5.88%, 6/1/2023		22,000	22,445
Vistra Operations Co. LLC 5.50%, 9/1/2026 (e)		55,000	57,888
VOC Escrow Ltd. 5.00%, 2/15/2028 (e)		17,000	17,836
W&T Offshore, Inc. 9.75%, 11/1/2023 (e)		44,000	40,480
Walt Disney Co. (The) 4.95%, 10/15/2045		120,000	157,591
Welbilt, Inc. 9.50%, 2/15/2024		140,000	148,400
WellCare Health Plans, Inc. 5.25%, 4/1/2025		28,000	29,295
Wells Fargo & Co. 4.90%, 11/17/2045		150,000	186,220
WESCO Distribution, Inc. 5.38%, 6/15/2024		17,000	17,595
Western Digital Corp. 4.75%, 2/15/2026		50,000	51,500
Whiting Petroleum Corp.
5.75%, 3/15/2021		85,000	77,775
6.63%, 1/15/2026		21,000	11,970
William Carter Co. (The) 5.63%, 3/15/2027 (e)		8,000	8,620
Williams Cos., Inc. (The) 4.00%, 9/15/2025		275,000	289,693
Windstream Services LLC 8.63%, 10/31/2025 (e)(f)		15,000	14,175
WMG Acquisition Corp.
4.13%, 11/1/2024 (a)	EUR	135,000	153,361
4.88%, 11/1/2024 (e)		113,000	116,673
WPX Energy, Inc. 8.25%, 8/1/2023		41,000	46,035
Wyndham Destinations, Inc.
5.40%, 4/1/2024(f)		4,000	4,230
6.35%, 10/1/2025(f)		13,000	14,397
5.75%, 4/1/2027(f)		17,000	18,403
Wynn Las Vegas LLC 5.50%, 3/1/2025 (e)		121,000	129,016
XPO Logistics, Inc.
6.50%, 6/15/2022 (e)		90,000	92,102
6.13%, 9/1/2023 (e)		26,000	26,845
6.75%, 8/15/2024 (e)		35,000	37,959

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Zayo Group LLC 6.38%, 5/15/2025		104,000	106,990

			45,424,778

TOTAL CORPORATE BONDS (Cost $84,183,731)			85,150,411

FOREIGN GOVERNMENT SECURITIES — 31.8%
Angola — 0.2%
Republic of Angola
8.00%, 11/26/2029 (e)		320,000	318,400

Australia — 3.1%
Australia Government Bond 2.75%, 11/21/2029 (a)	AUD	7,720,000	6,066,148

Bahrain — 0.3%
Kingdom of Bahrain
6.00%, 9/19/2044 (a)		358,000	363,258
7.50%, 9/20/2047 (a)		260,000	305,744

			669,002

Belarus — 0.2%
Republic of Belarus
6.88%, 2/28/2023 (a)		350,000	374,172

Benin — 0.2%
Benin Government International Bond 5.75%, 3/26/2026 (e)	EUR	320,000	364,916

Canada — 4.4%
Canada Government Bond 2.25%, 6/1/2029	CAD	10,630,000	8,559,699

Colombia — 0.3%
Republic of Colombia
5.00%, 6/15/2045		200,000	229,750
5.20%, 5/15/2049		300,000	356,250

			586,000

Cyprus — 0.7%
Republic of Cyprus
2.75%, 6/27/2024 (a)	EUR	230,000	283,447
2.38%, 9/25/2028 (a)	EUR	570,000	724,383
2.75%, 2/26/2034 (a)	EUR	180,000	242,818

			1,250,648

Dominican Republic — 0.2%
Government of Dominican Republic
9.75%, 6/5/2026 (e)	DOP	14,000,000	268,678
5.95%, 1/25/2027 (a)		160,000	173,800

			442,478

Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/2020 (a)		350,000	343,875

Investments		Principal Amount	Value
Egypt — 0.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (e)		280,000	297,675
7.05%, 1/15/2032 (e)		230,000	233,162

			530,837

El Salvador — 0.3%
Republic of El Salvador
7.38%, 12/1/2019 (a)		100,000	99,906
7.75%, 1/24/2023 (a)		152,000	165,253
7.12%, 1/20/2050 (e)		227,000	230,405

			495,564

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)		200,000	209,688

Greece — 1.5%
Greece Government Bond
4.38%, 8/1/2022 (a)	EUR	288,000	350,967
3.38%, 2/15/2025 (a)	EUR	946,000	1,178,500
1.88%, 7/23/2026 (a)	EUR	466,000	540,887
3.88%, 3/12/2029 (a)	EUR	550,000	732,036

			2,802,390

Hungary — 0.2%
Republic of Hungary 7.63%, 3/29/2041		230,000	375,475

Indonesia — 1.8%
Republic of Indonesia
8.25%, 7/15/2021	IDR	11,161,000,000	818,183
7.00%, 5/15/2022	IDR	12,372,000,000	893,801
8.25%, 5/15/2029	IDR	3,688,000,000	281,209
8.75%, 5/15/2031	IDR	8,404,000,000	654,505
1.40%, 10/30/2031	EUR	353,000	385,046
6.63%, 2/17/2037 (a)		340,000	458,363

			3,491,107

Italy — 4.1%
Italy Government Bond
3.75%, 8/1/2021 (a)	EUR	820,000	960,034
1.00%, 7/15/2022 (a)	EUR	860,000	968,750
2.38%, 10/17/2024		1,345,000	1,316,741
3.00%, 8/1/2029 (a)	EUR	1,610,000	2,058,431
2.88%, 10/17/2029		1,135,000	1,086,841
3.85%, 9/1/2049 (a)	EUR	1,025,000	1,489,330

			7,880,127

Ivory Coast — 0.2%
Republic of Cote d’Ivoire 6.88%, 10/17/2040 (e)	EUR	310,000	347,108

Jamaica — 0.2%
Jamaica Government International Bond
8.00%, 3/15/2039		120,000	158,325
7.88%, 7/28/2045		200,000	262,000

			420,325

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034 (e)	EUR	250,000	276,139

Kenya — 0.1%
Republic of Kenya 8.25%, 2/28/2048 (a)		250,000	256,016

Lebanon — 0.2%
Republic of Lebanon
6.65%, 4/22/2024 (a)		280,000	125,650
6.85%, 3/23/2027 (a)		321,000	144,751
6.65%, 11/3/2028 (a)		226,000	101,771

			372,172

Malaysia — 0.9%
Malaysia Government Bond
3.88%, 3/10/2022	MYR	3,670,000	894,014
3.48%, 3/15/2023	MYR	3,630,000	877,099

			1,771,113

Mexico — 0.9%
United Mexican States 7.75%, 5/29/2031	MXN	32,000,000	1,710,563

Morocco — 0.3%
Kingdom of Morocco
1.50%, 11/27/2031 (e)	EUR	180,000	196,261
5.50%, 12/11/2042 (a)		320,000	384,900

			581,161

Nigeria — 0.3%
Federal Republic of Nigeria
7.14%, 2/23/2030 (a)		390,000	387,806
7.88%, 2/16/2032 (a)		200,000	202,875

			590,681

Oman — 0.2%
Oman Government International Bond 5.38%, 3/8/2027 (a)		380,000	380,713

Panama — 0.2%
Republic of Panama 3.87%, 7/23/2060		400,000	426,000

Paraguay — 0.1%
Republic of Paraguay 5.00%, 4/15/2026 (a)		220,000	241,588

Peru — 0.4%
Republic of Peru 6.95%, 8/12/2031 (a)	PEN	2,160,000	760,798

Portugal — 3.8%
Portugal Obrigacoes do Tesouro
5.13%, 10/15/2024 (a)		990,000	1,116,775
2.88%, 10/15/2025 (a)	EUR	2,460,000	3,151,035
2.88%, 7/21/2026 (a)	EUR	1,035,000	1,343,006
1.95%, 6/15/2029 (a)	EUR	790,000	995,745
2.25%, 4/18/2034 (a)	EUR	545,000	718,814

			7,325,375

Investments		Principal Amount	Value
Qatar — 0.2%
State of Qatar 5.10%, 4/23/2048 (a)		245,000	313,753

Romania — 0.3%
Republic of Romania
2.12%, 7/16/2031 (e)	EUR	193,000	216,236
4.63%, 4/3/2049 (e)	EUR	256,000	349,932

			566,168

Russia — 0.9%
Russian Federation
7.75%, 9/16/2026	RUB	51,200,000	863,252
7.25%, 5/10/2034	RUB	51,590,000	852,612

			1,715,864

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 0.75%, 7/9/2027 (e)	EUR	400,000	451,738

Serbia — 0.1%
Republic of Serbia 1.50%, 6/26/2029 (e)	EUR	230,000	257,722

South Africa — 1.2%
Republic of South Africa
8.88%, 2/28/2035	ZAR	4,000,000	251,544
9.00%, 1/31/2040	ZAR	4,000,000	245,010
6.50%, 2/28/2041	ZAR	37,701,087	1,756,865

			2,253,419

South Korea — 0.2%
Korea Housing Finance Corp. 0.10%, 6/18/2024 (e)	EUR	371,000	408,976

Spain — 1.7%
Kingdom of Spain
1.45%, 4/30/2029 (a)	EUR	380,000	459,440
0.60%, 10/31/2029 (a)	EUR	975,000	1,092,732
1.85%, 7/30/2035 (a)	EUR	580,000	735,487
2.90%, 10/31/2046 (a)	EUR	610,000	925,872

			3,213,531

Sri Lanka — 0.2%
Republic of Sri Lanka
6.35%, 6/28/2024 (e)		200,000	195,839
7.55%, 3/28/2030 (e)		200,000	189,661

			385,500

Turkey — 0.3%
Republic of Turkey 5.60%, 11/14/2024		620,000	623,100

United Arab Emirates — 0.3%
Abu Dhabi Government Bond 3.13%, 9/30/2049 (e)		600,000	584,250

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Uruguay — 0.2%
Republic of Uruguay 5.10%, 6/18/2050	320,000	382,400

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $61,329,261)		61,376,699

ASSET-BACKED SECURITIES — 8.3%
Cayman Islands — 0.6%
Apidos CLO
Series XXXA, Class A2, 3.60%, 10/18/2031 (e)(j)	250,000	245,902
Benefit Street Partners CLO XI
Series 2017-11A, Class A2A, 3.75%, 4/15/2029 (e)(j)	250,000	249,091
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 3.72%, 10/20/2030 ‡(e)(j)	350,000	345,261
Shackleton CLO Ltd.
Series 2014-6RA, Class B, 3.73%, 7/17/2028 (e)(j)	260,000	259,508

		1,099,762

United States — 7.7%
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (e)	77,872	78,305
Accelerated Assets LLC
Series 2018-1, Class C, 6.65%, 12/2/2033 ‡(e)	223,550	232,963
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023 (e)	47,000	47,308
Series 2019-3, Class B, 2.59%, 8/14/2023 (e)	290,000	290,694
Series 2018-3, Class C, 3.75%, 10/15/2024 (e)	60,000	60,473
Series 2019-3, Class C, 2.76%, 9/12/2025 (e)	192,000	193,037
Series 2019-3, Class D, 2.89%, 9/12/2025 (e)	97,000	97,051
Business Jet Securities LLC
Series 2018-2, Class C, 6.66%, 6/15/2033 (e)	160,533	162,809
Chase Funding Trust
Series 2003-6, Class 1A7, 5.03%, 11/25/2034 ‡(f)	129,801	135,164
Citi Held For Asset Issuance

Investments	Principal Amount	Value
Series 2015-PM2, Class C, 5.96%, 3/15/2022 ‡(e)	11,370	11,386
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡(e)	110,000	111,001
Series 2019-A, Class C, 5.29%, 10/16/2023 ‡(e)	100,000	100,969
CPS Auto Receivables Trust
Series 2018-A, Class B, 2.77%, 4/18/2022 (e)	505,123	505,936
Series 2018-A, Class D, 3.66%, 12/15/2023 (e)	400,000	407,058
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027 (e)	250,000	255,142
Series 2018-3A, Class B, 3.89%, 10/15/2027 (e)	250,000	257,715
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 2.62%, 1/25/2034 ‡(j)	111,698	110,717
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	256,000	262,852
Series 2018-4, Class C, 3.66%, 11/15/2024	260,000	262,670
DT Auto Owner Trust
Series 2018-3A, Class C, 3.79%, 7/15/2024 (e)	260,000	264,830
Series 2019-1A, Class D, 3.87%, 11/15/2024 (e)	65,000	66,561
Series 2019-1A, Class E, 4.94%, 2/17/2026 (e)	100,000	102,937
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022 (e)	100,000	100,003
Series 2015-3A, Class D, 6.55%, 10/17/2022 (e)	220,000	222,867
Series 2018-3A, Class C, 3.71%, 6/15/2023 (e)	99,000	100,478
Series 2017-3A, Class C, 3.68%, 7/17/2023 (e)	180,000	183,076
Series 2016-3A, Class D, 6.40%, 7/17/2023 (e)	350,000	365,985
Series 2018-2A, Class D, 4.04%, 3/15/2024 (e)	60,000	61,452
Series 2018-3A, Class D, 4.35%, 6/17/2024 (e)	210,000	217,809
Series 2019-1A, Class C, 3.82%, 12/16/2024 (e)	130,000	132,813
Series 2019-1A, Class D, 4.13%, 12/16/2024 (e)	240,000	248,347

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023 (e)	163,781	164,595
Series 2017-4, Class D, 3.58%, 1/15/2024 (e)	280,000	285,921
Series 2017-2, Class E, 5.55%, 7/15/2024 (e)	380,000	396,147
Series 2018-3, Class C, 3.79%, 12/16/2024 (e)	170,000	174,808
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (e)	43,029	43,238
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡(e)	100,000	101,859
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (e)	200,000	203,801
Series 2019-1A, Class C, 3.87%, 12/16/2024 (e)	155,000	159,089
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(e)	580,000	579,884
Marlette Funding Trust
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡(e)	92,675	92,804
Series 2018-1A, Class C, 3.69%, 3/15/2028 (e)	100,000	100,746
Series 2018-2A, Class B, 3.61%, 7/17/2028 ‡(e)	335,000	336,574
Series 2018-2A, Class C, 4.37%, 7/17/2028 (e)	280,000	285,105
Series 2018-3A, Class A, 3.20%, 9/15/2028 (e)	25,926	25,989
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡(e)(f)	212,185	212,280
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡(e)(f)	143,223	143,394
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC8, Class B1, 4.33%, 9/25/2034 ‡(j)	311,899	314,517
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (e)	100,000	102,381
Series 2018-1A, Class D, 4.40%, 1/14/2028 (e)	160,000	164,970
OneMain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡(e)	100,000	101,722
Oportun Funding VI LLC

Investments	Principal Amount	Value
Series 2017-A, Class B, 3.97%, 6/8/2023 ‡(e)(j)	293,000	293,278
PNMAC GMSR Issuer Trust
Series 2018-GT2, Class A, 4.36%, 8/25/2025 (e)(j)	210,000	210,716
Prestige Auto Receivables Trust
Series 2018-1A, Class C, 3.75%, 10/15/2024 (e)	440,000	451,990
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058 ‡(e)(f)	250,000	250,567
Progress Residential Trust
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡(e)	262,000	270,459
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	350,000	358,969
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (e)	150,000	149,744
Series 2019-A, Class D, 3.45%, 1/26/2032 (e)	650,000	649,075
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027 (e)	100,000	102,178
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 2.68%, 9/25/2034 ‡(j)	76,405	75,255
Series 2005-HE3, Class M1, 2.43%, 9/25/2035 ‡(j)	95,158	95,058
Tricolor Auto Securitization Trust
Series 2018-2A, Class A, 3.96%, 10/15/2021 (e)	79,658	80,000
Series 2018-2A, Class C, 5.75%, 5/16/2022 (e)	385,581	391,479
Vericrest Opportunity Loan Trust
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049 ‡(e)(f)	190,000	191,809
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.13%, 9/25/2047 ‡(e)(f)	47,805	47,869
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡(e)(f)	33,537	33,612
VOLT LXXX LLC
Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡(e)(f)	675,000	677,249

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 (e)(f)	580,000	579,455
Westlake Automobile Receivables Trust
Series 2018-2A, Class E, 4.86%, 1/16/2024 (e)	310,000	321,507

		14,870,501

TOTAL ASSET-BACKED SECURITIES (Cost $15,765,210)		15,970,263

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
United Kingdom — 0.4%
Brass NO plc
Series 8A, Class A1, 2.81%, 11/16/2066 (e)(j)	240,000	239,984
Lanark Master Issuer plc
Series 2019-1A, Class 1A1, 2.69%, 12/22/2069 (e)(j)	173,333	173,830
Permanent Master Issuer plc
Series 2018-1A, Class 1A1, 2.37%, 7/15/2058 (e)(j)	255,000	254,956

		668,770

United States — 4.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	161,191	163,016
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	97,939	99,741
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	136,345	138,831
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	175,633	150,176
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (e)(j)	643,663	643,019
Antler Mortgage Trust
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (e)(j)	600,000	610,794
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A5, 4.60%, 2/25/2037 (j)	38,179	38,936
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1, 6.50%, 10/25/2037	67,997	56,033
CIM Trust

Investments	Principal Amount	Value
Series 2019-INV3, Class A11, 2.77%, 8/25/2049 (e)(j)	292,979	292,357
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.58%, 11/25/2049 (e)(j)	193,345	193,206
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A1, 2.79%, 10/25/2059 (e)(j)	290,000	290,495
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.01%, 9/25/2030 (j)	60,000	60,516
FHLMC, REMIC
Series 2916, Class S, IF, IO, 5.48%, 1/15/2035 (j)	2,342,091	455,672
Series 4305, Class SK, IF, IO, 4.83%, 2/15/2044 (j)	882,474	179,792
Series 4689, Class SD, IF, IO, 4.38%, 6/15/2047 (j)	678,383	125,409
Series 4714, Class SA, IF, IO, 4.38%, 8/15/2047 (j)	516,652	107,166
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 6.71%, 7/25/2025 (j)	154,181	163,017
Series 2016-C06, Class 1M2, 5.96%, 4/25/2029 (j)	60,000	64,247
Series 2018-C05, Class 1M2, 4.06%, 1/25/2031 (j)	10,000	10,080
Series 2018-C06, Class 1M2, 3.71%, 3/25/2031 (j)	130,000	130,346
Series 2018-C06, Class 2M2, 3.81%, 3/25/2031 (j)	30,000	30,106
FNMA, REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	377,539	17,644
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	1,929,314	132,763
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,111,768	101,157
Series 2012-93, Class SE, IF, IO, 4.39%, 9/25/2042 (j)	154,669	30,354
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	214,986	28,987
Series 2012-133, Class NS, IF, IO, 4.44%, 12/25/2042 (j)	289,903	59,188
Series 2015-40, Class LS, IF, IO, 4.46%, 6/25/2045 (j)	489,117	93,220

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Series 2016-75, Class SC, IF, IO, 4.39%, 10/25/2046 (j)	956,416	166,506
Series 2017-31, Class SG, IF, IO, 4.39%, 5/25/2047 (j)	1,669,376	318,367
Series 2017-39, Class ST, IF, IO, 4.39%, 5/25/2047 (j)	444,564	85,788
Series 2017-69, Class SH, IF, IO, 4.49%, 9/25/2047 (j)	744,886	156,092
Series 2019-42, Class SK, IF, IO, 4.34%, 8/25/2049 (j)	1,331,448	238,468
FNMA, STRIPS
Series 409, Class 27, IO, 4.00%, 4/25/2027 (j)	287,832	24,877
GNMA
Series 2017-107, Class KS, IF, IO, 4.48%, 7/20/2047(j)	545,035	95,470
Series 2019-42, Class SJ, IF, IO, 4.33%, 4/20/2049 (j)	1,526,659	270,732
Series 2015-H13, Class GI, IO, 1.67%, 4/20/2065 (j)	266,407	11,190
Series 2017-H14, Class FG, 3.49%, 6/20/2067 (j)	388,010	394,048
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (e)(j)	63,845	64,328
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡(e)(j)	150,000	152,289
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A1, 2.27%, 7/25/2029 (j)	92,921	90,585
OBX Trust
Series 2018-EXP1, Class 2A1, 2.56%, 4/25/2048 (e)(j)	139,719	139,727
Series 2019-EXP1, Class 2A1B, 2.66%, 1/25/2059 (e)(j)	426,000	421,142
Series 2019-EXP3, Class 2A1B, 2.61%, 10/25/2059 (e)(j)	250,000	246,135
PRPM LLC
Series 2019-1A, Class A1, 4.50%, 1/25/2024 (e)(f)	529,925	531,156

Investments	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 3A, 4.37%, 7/25/2034 (j)	21,475	21,703
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021 (e)(f)	240,000	242,437
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058 (e)(j)	142,321	143,121
Series 2019-1, Class A1, 3.84%, 2/25/2059 (e)(j)	232,090	234,662
Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (e)(j)	390,000	389,617

		8,904,708

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,425,149)		9,573,478

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
United States — 4.5%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (e)	400,000	316,231
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AJ, 6.02%, 2/10/2051 (j)	341,900	367,252
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 3.47%, 11/15/2035 ‡(e)(j)	283,709	284,331
Series 2018-BIOA, Class D, 3.09%, 3/15/2037 ‡(e)(j)	485,000	485,303
BX Trust
Series 2018-MCSF, Class B, 2.57%, 4/15/2035 (e)(j)	100,000	99,973
Series 2018-MCSF, Class C, 2.77%, 4/15/2035 ‡(e)(j)	100,000	99,751
BXMT Ltd.
Series 2017-FL1, Class D, 4.46%, 6/15/2035 ‡(e)(j)	210,000	209,999
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048 (e)	205,000	193,772

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Commercial Mortgage Trust
Series 2015-CR23, Class CME, 3.81%, 5/10/2048 ‡(e)(j)	540,000	539,962
FHLMC, Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023 (j)	3,941,852	40,411
Series K078, Class X3, IO, 2.29%, 10/25/2028 (j)	1,820,000	287,739
Series K153, Class X3, IO, 3.90%, 4/25/2035 (j)	340,000	115,173
Series K036, Class X3, IO, 2.18%, 12/25/2041 (j)	2,640,000	203,861
Series K720, Class X3, IO, 1.38%, 8/25/2042 (j)	6,800,000	210,703
Series K041, Class X3, IO, 1.70%, 11/25/2042 (j)	3,470,000	258,517
Series K042, Class X3, IO, 1.66%, 1/25/2043 (j)	1,720,000	121,079
Series K718, Class X3, IO, 1.48%, 2/25/2043 (j)	10,025,000	280,560
Series K045, Class X3, IO, 1.55%, 4/25/2043 (j)	1,915,000	133,068
Series K054, Class X3, IO, 1.65%, 4/25/2043 (j)	1,365,000	117,621
Series K050, Class X3, IO, 1.61%, 10/25/2043 (j)	1,010,000	79,278
Series K051, Class X3, IO, 1.67%, 10/25/2043 (j)	1,395,000	114,346
Series K052, Class X3, IO, 1.67%, 1/25/2044 (j)	750,000	63,876
Series K726, Class X3, IO, 2.20%, 7/25/2044 (j)	2,890,000	239,926
Series K067, Class X3, IO, 2.19%, 9/25/2044 (j)	1,385,000	193,682
Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	400,000	58,760
Series K089, Class X3, IO, 2.37%, 1/25/2046 (j)	850,000	149,030
Series K088, Class X3, IO, 2.42%, 2/25/2047 (j)	980,000	174,363
FREMF
Series 2018-KF46, Class B, 3.73%, 3/25/2028 (e)(j)	587,929	583,847
FREMF Mortgage Trust
Series 2017-KF31, Class B, 4.68%, 4/25/2024(e)(j)	56,721	57,340
Series 2017-KF36, Class B, 4.43%, 8/25/2024(e)(j)	70,647	71,548
Series 2017-KF38, Class B, 4.28%, 9/25/2024 (e)(j)	52,335	52,587

Investments	Principal Amount	Value
Series 2018-KF47, Class B, 3.78%, 5/25/2025 (e)(j)	44,724	44,471
Series 2018-KF49, Class B, 3.68%, 6/25/2025 (e)(j)	482,184	477,979
Series 2013-K712, Class B, 3.28%, 5/25/2045 (e)(j)	98,213	98,066
Series 2017-K728, Class B, 3.76%, 11/25/2050 (e)(j)	190,000	195,039
Series 2017-K728, Class C, 3.76%, 11/25/2050 (e)(j)	105,000	106,626
GNMA
Series 2017-23, IO, 0.74%, 5/16/2059 (j)	642,280	35,505
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.90%, 11/10/2045 ‡(e)(j)	320,000	327,962
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.11%, 7/15/2044 (j)	19,942	19,949
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 6.47%, 9/15/2039 ‡(j)	238,212	138,574
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.54%, 11/14/2042 ‡(j)	60,266	59,989
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (e)(j)	245,796	250,384
Series 2019-1, Class A, 3.76%, 3/25/2049 (e)(j)	548,257	558,423
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡(e)(j)	239,065	243,726

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,630,763)		8,760,582

SUPRANATIONAL — 0.1%
Supranational — 0.1%
African Export-Import Bank (The)
5.25%, 10/11/2023 (a) (Cost $213,868)	200,000	215,938

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds 3.00%, 2/15/2048 (Cost $90,027)		90,000	104,924

		No. of Warrants
WARRANTS — 0.0% (h)
Canada — 0.0% (h)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD* (Cost $—)		2,450	257

		Shares
SHORT-TERM INVESTMENTS — 6.6%
FOREIGN GOVERNMENT TREASURY BILLS — 0.9%
Italy Buoni Ordinari del Tesoro BOT 0.06%, 12/13/2019 (a)(k) (Cost $1,810,763)	EUR	1,595,000	1,757,574

INVESTMENT COMPANIES — 5.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (l)(m) (Cost $10,909,093)		10,909,093	10,909,093

TOTAL SHORT-TERM INVESTMENTS (Cost $12,719,856)			12,666,667

Total Investments — 100.6% (Cost $192,357,865)			193,819,219
Liabilities in Excess of Other Assets — (0.6)%			(1,105,329)

Net Assets — 100.0%			192,713,890

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
SEK	Swedish Krona
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(k)	The rate shown is the effective yield as of November 30, 2019.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	169	12/2019	AUD	16,809,700	216,143
Canada 10 Year Bond	18	03/2020	CAD	1,894,723	(5,020)
U.S. Treasury 2 Year Note	3	03/2020	USD	646,805	(358)
U.S. Treasury 5 Year Note	44	03/2020	USD	5,234,969	(3,530)
U.S. Treasury 10 Year Note	1	03/2020	USD	129,375	(299)
U.S. Treasury Ultra Bond	6	03/2020	USD	1,126,875	(1,045)

					205,891

Short Contracts
Euro-Bobl	(56)	12/2019	EUR	(8,287,651)	119,267
Euro-Bund	(66)	12/2019	EUR	(12,440,005)	240,642
Euro-Buxl	(7)	12/2019	EUR	(1,606,380)	49,222
Long Gilt	(31)	03/2020	GBP	(5,322,654)	(11,522)
U.S. Treasury 2 Year Note	(21)	03/2020	USD	(4,527,633)	121
U.S. Treasury 5 Year Note	(30)	03/2020	USD	(3,569,297)	2,132
U.S. Treasury 10 Year Note	(31)	03/2020	USD	(4,010,625)	6,104
U.S. Treasury 10 Year Ultra Note	(56)	03/2020	USD	(7,965,125)	16,025
U.S. Treasury Long Bond	(5)	03/2020	USD	(795,156)	2,411

					424,402

					630,293

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	8,227,246	USD	9,051,611	Citibank, NA	12/4/2019	13,710
EUR	6,705,425	USD	7,376,724	Goldman Sachs International	12/4/2019	11,753
EUR	8,208,689	USD	9,030,104	HSBC Bank, NA	12/4/2019	14,769
GBP	301,253	USD	388,418	Merrill Lynch International	12/4/2019	1,203
USD	26,575,713	EUR	23,750,284	Barclays Bank plc	12/4/2019	406,090
USD	31,128	EUR	28,088	State Street Corp.	12/4/2019	178
USD	390,653	GBP	301,253	Goldman Sachs International	12/4/2019	1,032
USD	1,749,935	CNY	12,152,356	Barclays Bank plc**	12/23/2019	21,748
CAD	1,112,775	USD	837,624	TD Bank Financial Group	1/6/2020	434
CNY	25,789,756	USD	3,665,554	TD Bank Financial Group**	1/6/2020	819
DKK	6,640,571	USD	982,184	TD Bank Financial Group	1/6/2020	56
EUR	353,829	USD	390,803	HSBC Bank, NA	1/6/2020	125
USD	1,919,875	AUD	2,825,640	BNP Paribas	1/6/2020	6,729
USD	448,298	BRL	1,877,967	Barclays Bank plc**	1/6/2020	5,509
USD	448,658	BRL	1,878,000	Citibank, NA**	1/6/2020	5,860
USD	5,580,007	CAD	7,395,880	Merrill Lynch International	1/6/2020	9,991
USD	935,858	CLP	698,365,543	Goldman Sachs International**	1/6/2020	65,201
USD	131,640	EUR	118,604	HSBC Bank, NA	1/6/2020	600
USD	100,177	EUR	90,298	Merrill Lynch International	1/6/2020	412
USD	119,967	EUR	107,908	State Street Corp.	1/6/2020	745
USD	109,498	EUR	98,983	TD Bank Financial Group	1/6/2020	137
USD	1,015,375	MXN	19,839,203	State Street Corp.	1/6/2020	6,511
USD	1,830,935	MYR	7,635,000	BNP Paribas**	1/6/2020	3,842
USD	787,350	PEN	2,674,392	Goldman Sachs International**	1/6/2020	2,478
USD	1,933,774	SGD	2,633,626	BNP Paribas	1/6/2020	7,444
ZAR	2,598,412	USD	174,709	HSBC Bank, NA	1/6/2020	1,771
USD	2,475,890	RUB	159,582,040	Goldman Sachs International**	1/9/2020	8,233

Total unrealized appreciation						597,380

EUR	131,996	USD	145,478	Citibank, NA	12/4/2019	(36)
EUR	600,000	USD	663,563	Merrill Lynch International	12/4/2019	(2,443)
EUR	105,016	USD	116,074	State Street Corp.	12/4/2019	(361)
USD	220,074	EUR	200,000	HSBC Bank, NA	12/4/2019	(299)
USD	9,073,800	EUR	8,227,246	Citibank, NA	1/3/2020	(14,317)
USD	7,394,775	EUR	6,705,425	Goldman Sachs International	1/3/2020	(12,285)
USD	9,052,173	EUR	8,208,689	HSBC Bank, NA	1/3/2020	(15,446)
USD	388,965	GBP	301,253	Merrill Lynch International	1/3/2020	(1,214)
AUD	2,397,197	USD	1,627,860	Australia & New Zealand Banking Group Ltd.	1/6/2020	(4,798)
BRL	7,769,230	USD	1,851,430	Barclays Bank plc**	1/6/2020	(19,591)
CLP	698,365,543	USD	870,965	Merrill Lynch International**	1/6/2020	(307)
EUR	191,766	USD	212,525	BNP Paribas	1/6/2020	(652)
EUR	47,540	USD	52,533	Credit Suisse International	1/6/2020	(9)
MXN	4,330,078	USD	221,356	Goldman Sachs International	1/6/2020	(1,163)
SGD	2,633,626	USD	1,933,388	Merrill Lynch International	1/6/2020	(7,058)
USD	1,937,689	CNY	13,637,400	HSBC Bank, NA**	1/6/2020	(1,057)
USD	1,059,803	DKK	7,175,226	Goldman Sachs International	1/6/2020	(1,520)
USD	28,557,454	EUR	25,890,323	BNP Paribas	1/6/2020	(47,513)
USD	1,093,131	EUR	990,840	State Street Corp.	1/6/2020	(1,600)
USD	978,242	IDR	13,880,767,506	Citigroup Global Markets Holdings, Inc.**	1/6/2020	(1,310)
USD	541,243	IDR	7,674,009,479	Merrill Lynch International**	1/6/2020	(304)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	896,840	NZD	1,400,526	State Street Corp.	1/6/2020	(2,813)
USD	2,399,333	ZAR	35,824,593	Barclays Bank plc	1/6/2020	(33,804)
COP	3,272,179,482	USD	952,600	Merrill Lynch International**	1/7/2020	(24,191)
USD	702,005	SEK	6,806,528	Citibank, NA	1/7/2020	(10,519)
RUB	31,403,237	USD	486,740	Barclays Bank plc**	1/9/2020	(1,145)

Total unrealized depreciation						(205,755)

Net unrealized appreciation						391,625

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

Over- the -Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Citibank, NA	6/20/2024	0.66	USD 1,920,000	(11,438)	(20,936)	(32,374)
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	6/20/2024	0.82	USD 1,920,000	14,656	(33,934)	(19,278)

							3,218	(54,870)	(51,652)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 3,800,000	(275,236)	(55,190)	(330,426)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 3,850,000	(281,079)	(53,696)	(334,775)
iTraxx.Europe.Crossover.31-V2	5.00	Quarterly	6/20/2024	2.30	EUR 2,183,000	(236,237)	(62,011)	(298,248)
iTraxx.Europe.Crossover.31-V2	5.00	Quarterly	6/20/2024	2.30	EUR 1,900,000	(194,495)	(65,090)	(259,585)

						(987,047)	(235,987)	(1,223,034)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

Summary of total swap contracts outstanding as of November 30, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	3,218	(51,652)

Total OTC swap contracts outstanding	3,218	(51,652)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$754,501	$345,261		$1,099,762
United States	—	10,350,111	4,520,390		14,870,501

Total Asset-Backed Securities	—	11,104,612	4,865,651		15,970,263

Collateralized Mortgage Obligations
United States	—	8,752,419	152,289		8,904,708
Other Collateralized Mortgage Obligations	—	668,770	—		668,770

Total Collateralized Mortgage Obligations	—	9,421,189	152,289		9,573,478

Commercial Mortgage-Backed Securities
United States	—	6,370,985	2,389,597		8,760,582
Corporate Bonds
United States	—	45,424,778	—	(a)	45,424,778
Other Corporate Bonds	—	39,725,633	—		39,725,633

Total Corporate Bonds	—	85,150,411	—	(a)	85,150,411

Foreign Government Securities	—	61,376,699	—		61,376,699
Supranational	—	215,938	—		215,938
U.S. Treasury Obligations	—	104,924	—		104,924
Warrants	—	257	—		257
Short-Term Investments
Foreign Government Treasury Bills	—	1,757,574	—		1,757,574
Investment Companies	10,909,093	—	—		10,909,093

Total Short-Term Investments	10,909,093	1,757,574	—		12,666,667

Total Investments in Securities	$10,909,093	$175,502,589	$7,407,537		$193,819,219

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$597,380	$—		$597,380
Futures Contracts	652,067	—	—		652,067

Total Appreciation in Other Financial Instruments	$652,067	$597,380	$—		$1,249,447

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(205,755)	$—		$(205,755)
Futures Contracts	(21,774)	—	—		(21,774)
Swaps	—	(290,857)	—		(290,857)

Total Depreciation in Other Financial Instruments	$(21,774)	$(496,612)	$—		$(518,386)

(a)	Value is zero.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities - Cayman Islands	$425,781		$(1,269)	$(3,072)	$(6)	$—	$(76,173)	$—	$—	$345,261
Asset-Backed Securities - United States	4,653,873		2,118	29,153	(164)	1,904,932	(2,404,186)	334,664	—	4,520,390
Collateralized Mortgage Obligations - United States	—		—	2,296	— (a)	149,993	—	—	—	152,289
Commercial Mortgage-Backed Securities - United States	2,809,277		25,131	13,921	1,051	249,977	(1,138,893)	707,016	(277,883)	2,389,597
Corporate Bonds - United States	—	(b)	—	—	—	—	—	—	—	—	(b)

Total	$7,888,931		$25,980	$42,298	$881	$2,304,902	$(3,619,252)	$1,041,680	$(277,883)	$7,407,537

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to $26,904.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,520,392	Discounted Cash Flow	Constant Prepayment Rate	0.00	% - 44.00% (18.89%)
			Constant Default Rate	0.00	% - 3.00% (0.38%)
			Yield (Discount Rate of Cash Flows)	2.38	% - 5.89% (3.92%)

Asset-Backed Securities	4,520,392

	2,179,598	Discounted Cash Flow	Constant Prepayment Rate	0.00	% - 100.00% (11.18%)
			Constant Default Rate	0.00	% - 2.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	2.74	% - 199.00% (16.01%)

Commercial Mortgage-Backed Securities	2,179,598

	152,289	Discounted Cash Flow	Constant Prepayment Rate	20.00	% (20.00%)
			Yield (Discount Rate of Cash Flows)	3.52	% (3.52%)

Commercial Mortgage Obligation	152,289

Total	$6,852,279

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was $555,258. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (a)(b)	$10,805,532	$71,367,126	$71,263,565	$—	$—	$10,909,093	10,909,093	$74,397	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.